Taxation - Weighted average of tax rates applicable to accounting profits and loss (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation
Profit before tax	£ 2,750	£ 2,557	£ 2,295	£ 2,113	£ 1,797
Tax at average applicable rates	(687)	(647)	(571)
Tax effect of share of results of joint ventures and associates	11	9	8
Income not taxable and expenses not deductible	8	16	20
Non-deductible costs of share based remuneration	(1)	(2)	(1)
Non-deductible disposal-related losses	(24)	(7)	(22)
Deferred tax assets of the period not recognised	(2)	(18)	(3)
Change in recognition and measurement of deferred tax	16	13	4
Movements in provisions and prior year items	7	23	58
Tax charge	£ (672)	£ (613)	£ (507)	£ (481)	£ (326)
Tax at average applicable rates	25.00%	25.30%	24.90%
Tax effect of share of results of joint ventures and associates	(0.40%)	(0.40%)	(0.30%)
Income not taxable and expenses not deductible	(0.30%)	(0.60%)	(0.90%)
Non-deductible costs of share based remuneration	0.00%	0.10%	0.00%
Non-deductible disposal-related losses	0.90%	0.30%	1.00%
Deferred tax assets of the period not recognised	0.10%	0.70%	0.10%
Change in recognition and measurement of deferred tax	(0.60%)	(0.50%)	(0.20%)
Movements in provisions and prior year items	(0.30%)	(0.90%)	(2.50%)
Tax charge	24.40%	24.00%	22.10%